UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23818

NC SLF INC.
(Exact name of registrant as specified in charter)

430 Park Avenue, 14th Floor
New York, NY 10022
(Address of Principal Executive Offices)

John D. McCally, Esq.
General Counsel
Churchill Asset Management LLC
8500 Andrew Carnegie Blvd
Charlotte, NC 28262
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 478-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Name of Fund:	NC SLF Inc.
Period:	July 1, 2022 - June 30, 2023

Company Name	Meeting Date	CUSIP	Ticker

NC SLF Inc. did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2022 through June 30, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NC SLF INC.

By:	/s/ Kenneth Kencel
Name: Kenneth Kencel
Title: President and Chief Executive Officer

Date: _______8/29/2023__________________________________________________